Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thornburg ETF Trust
Entity Central Index Key	0002038383
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Thornburg Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name	Thornburg Core Plus Bond ETF
Class Name	Thornburg Core Plus Bond ETF
Trading Symbol	TPLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond ETF for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1‑800-847‑0200.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800-847‑0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Core Plus Bond ETF	$46.00	0.45%

Expenses Paid, Amount	$ 46.00
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 12-month period ended August 31, 2026.

Fixed income markets navigated a sharp shift in expectations issued by the Federal Reserve, from anticipated interest rate cuts in late 2025 to a more hawkish policy stance by mid-2026, as Treasury bond yields rose amid persistent fiscal and inflation concerns. Credit spreads remained tight throughout the period, while a record municipal bond issuance influenced the broader credit market environment.

Active yield curve positioning within U.S. Treasury securities and broad-based security selection within the Fund contributed positively to performance relative to the Index. However, the Fund’s allocation effect and duration positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond ETF	2.26%
Bloomberg U.S. Aggregate Total Return Index Value USD	1.89%

No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/ecb/TPLS or call 1‑800-847‑0200.
Net Assets	$ 14,800,000
Holdings Count | Holdings	345
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	68.33%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Fund Size (Millions)	$14.8M
Number of Holdings	345
Portfolio Turnover	68.33%
Total Advisory Fee	$0.1M

Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2026 )

Credit Quality Ratings*	(%)
U.S. Government	31.9
AAA	18.1
AA	5.3
A	11.4
BBB	21.0
Below Invest. Grade	6.0
NR	4.1
Cash Equivalents & Other	2.1

Expressed as a percentage of the Fund’s net assets.

*	Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1‑800-847‑0200.

Updated Prospectus Phone Number	1‑800-847‑0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity ETF
Shareholder Report [Line Items]
Fund Name	Thornburg International Equity ETF
Class Name	Thornburg International Equity ETF
Trading Symbol	TXUE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity ETF for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1‑800-847‑0200.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800-847‑0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Equity ETF	$73.00	0.65%

Expenses Paid, Amount	$ 73.00
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund outperformed the MSCI EAFE Net Total Return USD Index (the “Index”) during the 12-month period ended August 31, 2026.

Despite markets navigating shifts in inflation and monetary policy expectations, global growth remained resilient but uneven. Regional equity security performance exhibited wide dispersion and changing market leadership amid heightened geopolitical risk and currency volatility.

The Fund’s sector allocations in health care and consumer staples contributed to performance relative to the Index, while allocations to financials and information technology sectors were detriments to relative performance. From a stock selection perspective, financials and communication services were the leading contributors to performance relative to the Index, while information technology and consumer discretionary were the primary detractors to relative performance.

By geography, stock selection in the United Kingdom and France contributed most to performance relative to the Index, while stock selection and an underweight allocation to Japan were the leading detractors to relative performance. An overweight allocation to Emerging Asia (an economic classification encompassing countries like China, India, Vietnam, Malaysia, Indonesia, Thailand, and the Philippines) also contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
International Equity ETF	22.38%
MSCI EAFE Net Total Return USD Index	21.62%

No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eie/TXUE or call 1‑800-847‑0200.
Net Assets	$ 558,000,000.0
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company, Portfolio Turnover	10.04%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Fund Size (Millions)	$558.0M
Number of Holdings	50
Portfolio Turnover	10.04%
Total Advisory Fee	$2.5M

Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2026 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	0.0
Large Cap (>$12 B)	100.0

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1‑800-847‑0200.

Updated Prospectus Phone Number	1‑800-847‑0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth ETF
Shareholder Report [Line Items]
Fund Name	Thornburg International Growth ETF
Class Name	Thornburg International Growth ETF
Trading Symbol	TXUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth ETF for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1‑800-847‑0200.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800-847‑0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Growth ETF	$73.00	0.70%

Expenses Paid, Amount	$ 73.00
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund underperformed the MSCI EAFE Growth Net Total Return USD Index (the “Index”) during the 12-month period ended August 31, 2026.

Despite markets navigating shifts in inflation and monetary policy expectations, global growth remained resilient but uneven. Regional equity security performance exhibited wide dispersion and changing market leadership amid heightened geopolitical risk and currency volatility.

The Fund’s sector allocations in information technology and consumer staples contributed to performance relative to the Index, while allocations to industrials and communication services were detriments to relative performance. From a stock selection perspective, financials and utilities were the leading contributors to performance relative to the Index, while consumer discretionary and communication services were the primary detractors to relative performance.

By geography, allocation effects in Taiwan and the Netherlands contributed most to performance relative to the Index, while allocations to Brazil and Japan were the leading detractors to relative performance. From a stock selection perspective, the United Kingdom and the Netherlands were the top contributors to performance relative to the Index, while Switzerland and Japan were the most significant detractors to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
International Growth ETF	8.21%
MSCI EAFE Growth Net Total Return USD Index	14.89%

No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eig/TXUG or call 1‑800-847‑0200.
Net Assets	$ 4,400,000
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 33,961
Investment Company, Portfolio Turnover	40.62%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Fund Size (Millions)	$4.4M
Number of Holdings	44
Portfolio Turnover	40.62%
Total Advisory Fee	$33,961

Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2026 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	6.6
Large Cap (>$12 B)	91.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1‑800-847‑0200.

Updated Prospectus Phone Number	1‑800-847‑0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Multi Sector Bond ETF
Shareholder Report [Line Items]
Fund Name	Thornburg Multi Sector Bond ETF
Class Name	Thornburg Multi Sector Bond ETF
Trading Symbol	TMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thornburg Multi Sector Bond ETF for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1‑800-847‑0200.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800-847‑0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Multi Sector Bond ETF	$56.00	0.55%

Expenses Paid, Amount	$ 56.00
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended August 31, 2026.

Fixed income markets navigated a sharp shift in expectations issued by the Federal Reserve, from anticipated interest rate cuts in late 2025 to a more hawkish policy stance by mid-2026, as Treasury bond yields rose amid persistent fiscal and inflation concerns. Credit spreads remained tight throughout the period, while a record municipal bond issuance influenced the broader credit market environment.

Security selection within corporate bonds and duration positioning were the primary contributors to performance relative to the Index. However, the Fund’s yield curve positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Multi Sector Bond ETF	2.73%
Bloomberg U.S. Aggregate Total Return Index Value USD	1.89%
Bloomberg U.S. Universal Total Return Index Value Unhedged	2.23%

No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/emb/TMB or call 1‑800-847‑0200.
Net Assets	$ 259,400,000
Holdings Count | Holdings	635
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	93.82%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Fund Size (Millions)	$259.4M
Number of Holdings	635
Portfolio Turnover	93.82%
Total Advisory Fee	$0.7M

Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2026 )

Fixed Income Credit Quality*	(%)
U.S. Government	30.6
AAA	15.4
AA	5.6
A	9.7
BBB	22.5
Below Invest. Grade	12.2
NR	2.7
Cash Equivalents & Other	1.3

Expressed as a percentage of the Fund’s net assets.

*	Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1‑800-847‑0200.

Updated Prospectus Phone Number	1‑800-847‑0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Premium Income Builder ETF
Shareholder Report [Line Items]
Fund Name	Thornburg Premium Income Builder ETF
Class Name	Thornburg Premium Income Builder ETF
Trading Symbol	THOR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thornburg Premium Income Builder ETF for the period from June 22, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1‑800-847‑0200.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800-847‑0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Premium Income Builder ETF	$16.00	0.79%

Fund costs may be higher for a full one-year period.

Expenses Paid, Amount	$ 16.00
Expense Ratio, Percent	0.79%
Expenses Short Period Footnote [Text Block]	Fund costs may be higher for a full one-year period.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund outperformed the MSCI World Net Total Return USD Index (the “Index”) during the period from the Fund’s inception on June 22, 2026 to August 31, 2026.

Despite markets navigating shifts in inflation and monetary policy expectations, global growth remained resilient but uneven. Regional equity security performance exhibited wide dispersion and changing market leadership amid heightened geopolitical risk and currency volatility.

The Fund’s sector allocations in energy and financials contributed positively to performance relative to the Index, while allocations to communication services and utilities detracted from relative performance. From a stock selection perspective, communication services and industrials were the leading contributors to performance relative to the Index, while energy and information technology were the primary detractors to relative performance.

By geography, stock selections in the United States and the Netherlands were the strongest contributors to performance relative to the Index while selections in Italy and Canada were the leading detractors to relative performance. Allocation effects in the Netherlands and South Korea also contributed positively to performance relative to the Index, while allocations to the United Kingdom and the United States detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception (06/22/2026)
Premium Income Builder ETF	5.32%
MSCI World Net Total Return USD Index	3.21%

Performance Inception Date	Jun. 22, 2026
No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eib/THOR/ or call 1‑800-847‑0200.
Net Assets	$ 23,700,000
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 23,955
Investment Company, Portfolio Turnover	2.43%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Fund Size (Millions)	$23.7M
Number of Holdings	58
Portfolio Turnover	2.43%
Total Advisory Fee	$23,955

Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2026 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.9
Mid Cap ($2.5-12 B)	2.4
Large Cap (>$12 B)	95.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since June 22, 2026. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1‑800-847‑0200.

Updated Prospectus Phone Number	1‑800-847‑0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.